LIQUIDITY AND MANAGEMENT'S PLAN 10Q (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2014
LIQUIDITY AND MANAGEMENT'S PLAN [Abstract]
Proceeds from issuance of stock	$ 12.0